Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,694,444	$ 1,529,734
Accumulated Amortization	516,722	379,683
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,015	114,935
Accumulated Amortization	61,061	48,682
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	319,158	289,017
Accumulated Amortization	116,995	83,936
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,251,271	1,125,782
Accumulated Amortization	$ 338,666	$ 247,065